DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Changes in Derivatives [Table Text Block]
The following shows the changes in the derivative liability measured on a recurring basis for the three months ended March 31, 2013.

Derivative Liability at December 31, 2012	$496,827
Loss on Derivative Liability	217,526
Settlement to APIC from Conversion	(86,275)
Additions to Liability for Convertible Debt	43,713
Derivative Liability at March 31, 2013	$671,791

The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2012.

Derivative Liability at December 31, 2011	$-
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	159,789
Settlement to APIC from Warrants Exercise	(49,795)
Loss on Derivative Liability	386,833
Derivative Liability at December 31, 2012	$496,827

Components of Derivative Financial Instruments [Member]
Schedule of Derivative Instruments [Table Text Block]
The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at March 31, 2013 and December 31, 2012:

Derivative Liabilities:	March 31, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$251,425	$82,237
Derivative liability due to tainted equity – convertible debt	72,207	208,971
Derivative liability due to tainted equity – warrants	348,159	205,619
Total Derivative Liability	$671,791	$496,827

The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2012 and December 31, 2011:

Derivative Liabilities:	December 31, 2012	December 31, 2011
Embedded derivative liability in convertible debt	$82,237	$-
Derivative liability due to tainted equity – convertible debt	208,971	-
Derivative liability due to tainted equity – warrants	205,619	-
Total Derivative Liability	$496,827	$-